OPTIONS (Tables)	12 Months Ended
Jun. 30, 2022
OPTIONS (Tables)
Schedule of options outstanding
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)
Executive Officers	300,000	$0.25	0.65
Directors	3,550,000	$0.28	0.79
Consultants	1,250,000	$0.41	0.83
	5,100,000
Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value
Feb. 25, 2020(iii)	Feb. 24, 2023	600,000	600,000	$0.25	$103,838
Apr. 7, 2020(iv)	Apr. 6, 2023	3,000,000	3,000,000	$0.25	$369,426
May 16, 2020(v)	May 5, 2023	1,500,000	1,500,000	$0.45	$396,036

Schedule of fair value of stock options
Stock price	$0.19-0.405
Risk-free interest rate	0.33-1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	112-124%
Dividend yield	nil